Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Segment Disclosures Table
Schedule of Geographical Information of company’s non-current assets
	December 31, 2018				December 31, 2017
	Canada	USA	Other	Total	Canada	USA	Total

Mineral property interests	$10,840	$3,387	$10	$14,237	$11,202	$3,263	$14,465
Leasehold improvements and equipment	80	-	-	80	107	-	107